Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk management and strategy
Our risk management framework addresses risks related to cybersecurity. Our processes range from the identification of potential risks, their analysis, and monitoring, to the recording of incidents that allow for a more robust risk assessment both internally and for third parties. Our management framework also contemplates the treatment and escalation of risks at different levels of our organization and according to their level of exposure. In addition, internal and external audits assess the adequacy of the established framework.
Our Cyber Incident Management Policy defines guidelines for the efficient management of these events, in order to minimize impacts and contain their propagation.

Given the current integration of our technological infrastructure, effective cyber incident management and mitigation of associated risks are critically important. Vulnerability to technical failures and the possibility of significant impacts on the confidentiality, integrity, and availability of information require a proactive and structured response. Accordingly, we maintain a proactive and structured approach to cyber incident management and information security, with the aim of protecting our assets and ensuring the continuity of our services.
As mentioned above, we are committed to protecting information assets with the aim of securing service delivery and containing the impact of security events. The activities contemplated in the cyber incident management policy are aligned with:

•
our business continuity policy, with the objective of establishing an integral cyber-resilience framework through the integration of the operational plans for technological recovery (recovery of the processing centers, anti-ransomware recovery) and business recovery (continuity of manual processes), which must be maintained in accordance with this premise,

•	our management of technology and information security risks, in accordance with the provisions of our Risk Management Policy, and

•	our critical processes and those associated with the financial services user protection regulations.
We use a Business Impact Analysis (BIA) methodology that aligns digital threats with the corporate risk register. Cybersecurity risks are identified using standard frameworks (such as NIST CSF, ISO 27001, BCRA) and are translated into financial and operational terms.
We have specialized service companies contracted to perform penetration testing and compromise assessments. This ensures that, in the event of a material event, we have experts who operate under strict service level agreements (SLAs).
We have established metrics and tools that include: indicators, control reports, evaluation of the tasks developed and identification of opportunities for improvement, which allow us to control deviations from the defined standards and establish corrective action plans for efficient response to incidents. This information is regularly presented to the Technology and Information Security Governance Committee at each of its meetings.
Our formalized regulatory framework includes procedures for optimizing cyber incident management, minimizing impacts, containing the spread, collecting lessons learned, and defining tasks for incident identification, response, and resolution. The results, along with the metrics, feed into training plans and continuous improvement activities, along with a permanent update of vulnerability management. The policy states that relevant Cyber Incidents must be recorded in a Cyber Incident repository with all actions from the moment the incident was detected to its final resolution, allowing integrated analysis for the improvement of processes and systems. Duly formalized processes have been implemented for the forensic investigation of incidents, with audit trails of the systems and technological devices that make up the services provided by us.
Our policy states that significant cyber incidents must be recorded in a cyber incident repository detailing all actions from detection to final resolution, allowing integrated analysis for the improvement of processes and systems.
We have implemented duly formalized processes for the forensic investigation of incidents, with audit records of the systems and technological devices that make up the services we provide.
The response to a cyber incident must be immediate and preventive. In addition, it must include root cause analysis and the necessary forensic analysis, as well as a long-term solution that prevents the incident from recurring and a documented record of the problem.
Upon the occurrence of a cyber incident involving the violation of customers’ personal data that is considered significant, we report it to the Compliance area of the Compliance, Control and Operational Risk Department, in compliance with the regulations in force (Law No. 25,326—Personal Data Protection).
We have a Cyber Incident Response Test Plan that allows us to evaluate the technical capabilities, coordination and timely communication between areas. We have procedures in place to manage, control and document cyber incident management activities. These activities are reflected in three specific action plans:

•	Business Continuity Plan: aims to provide the methodological framework to be followed by us in the event of contingency situations that affect the normal development of business processes.

•
Processing Continuity Plan: aims to establish a methodology to facilitate and contribute to the proper planning, implementation, evaluation, and continuous improvement of operational plans to ensure the continuity of our information technology.

•
Ransomware Response Test: The purpose of this test is to provide the methodological framework to be followed by us in the event of contingency situations that affect the normal development of business processes.

These
 plans are coordinated in order to respond comprehensively to cyber incidents. The objective of these plans is based on the following points:

•	minimize interruptions to the normal operation of business processes and customer service,

•	minimize the economic impact of the interruption,

•	establish procedures and instructions to manage the contingency and

•	identify the threats that may affect business continuity and design measures to minimize the impacts of the interruption of activities, and

•	identify the members necessary for the activation of the plan, with a definition of their roles and responsibilities.
During 2025 and to date, there have been no cybersecurity incidents that have materially affected us. Considering the nature of our business and the changing technological environment in which we operate, we are exposed to risks related to cybersecurity, which have been described in the risk factors section of this annual report.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Given the current integration of our technological infrastructure, effective cyber incident management and mitigation of associated risks are critically important. Vulnerability to technical failures and the possibility of significant impacts on the confidentiality, integrity, and availability of information require a proactive and structured response. Accordingly, we maintain a proactive and structured approach to cyber incident management and information security, with the aim of protecting our assets and ensuring the continuity of our services.
As mentioned above, we are committed to protecting information assets with the aim of securing service delivery and containing the impact of security events. The activities contemplated in the cyber incident management policy are aligned with:

•
our business continuity policy, with the objective of establishing an integral cyber-resilience framework through the integration of the operational plans for technological recovery (recovery of the processing centers, anti-ransomware recovery) and business recovery (continuity of manual processes), which must be maintained in accordance with this premise,

•	our management of technology and information security risks, in accordance with the provisions of our Risk Management Policy, and

•	our critical processes and those associated with the financial services user protection regulations.
We use a Business Impact Analysis (BIA) methodology that aligns digital threats with the corporate risk register. Cybersecurity risks are identified using standard frameworks (such as NIST CSF, ISO 27001, BCRA) and are translated into financial and operational terms.
We have specialized service companies contracted to perform penetration testing and compromise assessments. This ensures that, in the event of a material event, we have experts who operate under strict service level agreements (SLAs).
We have established metrics and tools that include: indicators, control reports, evaluation of the tasks developed and identification of opportunities for improvement, which allow us to control deviations from the defined standards and establish corrective action plans for efficient response to incidents. This information is regularly presented to the Technology and Information Security Governance Committee at each of its meetings.
Our formalized regulatory framework includes procedures for optimizing cyber incident management, minimizing impacts, containing the spread, collecting lessons learned, and defining tasks for incident identification, response, and resolution. The results, along with the metrics, feed into training plans and continuous improvement activities, along with a permanent update of vulnerability management. The policy states that relevant Cyber Incidents must be recorded in a Cyber Incident repository with all actions from the moment the incident was detected to its final resolution, allowing integrated analysis for the improvement of processes and systems. Duly formalized processes have been implemented for the forensic investigation of incidents, with audit trails of the systems and technological devices that make up the services provided by us.
Our policy states that significant cyber incidents must be recorded in a cyber incident repository detailing all actions from detection to final resolution, allowing integrated analysis for the improvement of processes and systems.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	During 2025 and to date, there have been no cybersecurity incidents that have materially affected us. Considering the nature of our business and the changing technological environment in which we operate, we are exposed to risks related to cybersecurity, which have been described in the risk factors section of this annual report.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Information technology governance is a shared responsibility between our senior management and our Board of Directors, in order to ensure that the decisions adopted are aligned with our defined strategies.
Our Board of Directors is responsible for promoting a culture of technology and information security risk management throughout the organization, as well as for promoting the implementation of an effective information security management framework.
To ensure more specialized management and stricter control of cybersecurity-specific
risks, separate from the technology area’s operational and strategic objectives, we have divided the former Technology and Information Security Governance Committee into two separate committees: the Technology Governance Committee and the Information Security Committee.
The Information Security Committee is responsible for overseeing the protection of information assets, ensuring the confidentiality, integrity, and availability of information, and compliance with our security policies. The Committee is also responsible for overseeing the comprehensive management of cyber incidents and related reports, keeping our
Board of Directors

duly informed of the issues discussed and the decisions adopted.
This Committee is comprised of at least two directors, the Chief Executive Officer, and members of senior management (including the Risk Manager and the Strategy, Management Control and Institutional Relations Manager), all of whom are officers with experience and expertise in the field.
Senior management is responsible for implementing strategies, plans, and policies for the management of technology and information security, including the level of exposure to risks, and for ensuring that our Board of Directors is updated on the aforementioned activities. To this end, senior management must know and understand the risks related to technology and information security, guarantee their inclusion in the established management programs, and define plans for the mitigation of the risks detected.
The Chief Information Security Officer (CISO) is primarily responsible for the information security strategy. His role is to assess, identify, and manage threats. The CISO acts as a technical-strategic liaison, periodically reporting to the Committee on the status of the security posture, emerging threats, and compliance with applicable regulations (such as the Argentine Central Bank’s communications).

Cybersecurity Risk Role of Management [Text Block]
Our Board of Directors is responsible for promoting a culture of technology and information security risk management throughout the organization, as well as for promoting the implementation of an effective information security management framework.
To ensure more specialized management and stricter control of cybersecurity-specific
risks, separate from the technology area’s operational and strategic objectives, we have divided the former Technology and Information Security Governance Committee into two separate committees: the Technology Governance Committee and the Information Security Committee.
The Information Security Committee is responsible for overseeing the protection of information assets, ensuring the confidentiality, integrity, and availability of information, and compliance with our security policies. The Committee is also responsible for overseeing the comprehensive management of cyber incidents and related reports, keeping our
Board of Directors

duly informed of the issues discussed and the decisions adopted.
This Committee is comprised of at least two directors, the Chief Executive Officer, and members of senior management (including the Risk Manager and the Strategy, Management Control and Institutional Relations Manager), all of whom are officers with experience and expertise in the field.
Senior management is responsible for implementing strategies, plans, and policies for the management of technology and information security, including the level of exposure to risks, and for ensuring that our Board of Directors is updated on the aforementioned activities. To this end, senior management must know and understand the risks related to technology and information security, guarantee their inclusion in the established management programs, and define plans for the mitigation of the risks detected.
The Chief Information Security Officer (CISO) is primarily responsible for the information security strategy. His role is to assess, identify, and manage threats. The CISO acts as a technical-strategic liaison, periodically reporting to the Committee on the status of the security posture, emerging threats, and compliance with applicable regulations (such as the Argentine Central Bank’s communications).

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Information Security Committee is responsible for overseeing the protection of information assets, ensuring the confidentiality, integrity, and availability of information, and compliance with our security policies. The Committee is also responsible for overseeing the comprehensive management of cyber incidents and related reports, keeping our
Board of Directors

duly informed of the issues discussed and the decisions adopted.
This Committee is comprised of at least two directors, the Chief Executive Officer, and members of senior management (including the Risk Manager and the Strategy, Management Control and Institutional Relations Manager), all of whom are officers with experience and expertise in the field.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	This Committee is comprised of at least two directors, the Chief Executive Officer, and members of senior management (including the Risk Manager and the Strategy, Management Control and Institutional Relations Manager), all of whom are officers with experience and expertise in the field.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The Information Security Committee is responsible for overseeing the protection of information assets, ensuring the confidentiality, integrity, and availability of information, and compliance with our security policies. The Committee is also responsible for overseeing the comprehensive management of cyber incidents and related reports, keeping our
Board of Directors

duly informed of the issues discussed and the decisions adopted.
This Committee is comprised of at least two directors, the Chief Executive Officer, and members of senior management (including the Risk Manager and the Strategy, Management Control and Institutional Relations Manager), all of whom are officers with experience and expertise in the field.